6. EQUIPMENT (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
PropertyPlant and Equipment
Cost	$ 664,200	$ 710,935
Accumulated Depreciation	518,833	533,369
Net Book Value	145,367	177,566
Office equipment [Member]
PropertyPlant and Equipment
Cost	75,623	81,314
Accumulated Depreciation	58,459	60,877
Net Book Value	17,164	20,437
Computer equipment [Member]
PropertyPlant and Equipment
Cost	341,380	363,823
Accumulated Depreciation	281,423	290,361
Net Book Value	59,957	73,462
Field equipment [Member]
PropertyPlant and Equipment
Cost	201,847	217,036
Accumulated Depreciation	140,601	141,797
Net Book Value	61,246	75,239
Buildings [Member]
PropertyPlant and Equipment
Cost	45,350	48,762
Accumulated Depreciation	38,350	40,334
Net Book Value	$ 7,000	$ 8,428